Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2017	¥ 2,159
2018	1,785
2019	1,916
2020	2,060
2021	2,165
2022-2026	14,055
Total	24,140
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2017	1,488
2018	1,239
2019	1,301
2020	1,334
2021	1,330
2022-2026	7,757
Total	¥ 14,449